INCOME TAXES (Details 3) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Net operating tax loss carried forward	$ 6,671,000	$ 5,204,000
Research and development enhancement	335,000	1,057,000
Other items	(335,000)	(333,000)
Valuation allowance	(6,671,000)	(5,928,000)
Net deferred tax assets	$ 0	$ 0